Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 27, 2011	Dec. 28, 2010	Dec. 25, 2012	Dec. 28, 2009
Income Taxes [Line Items]
Reversal of previously reserved unrecognized tax benefits resulting from the expiration of the statute of limitations	$ 60	$ 3,246
Income tax accruals provided for various uncertain tax positions		1,503
Company's unrecognized tax benefits totaled	1,631	1,691	1,631	4,133
Accrued interest and penalties	$ 2,245		$ 2,457